LOSS PER SHARE	6 Months Ended
Jun. 30, 2025
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 11 – LOSS PER SHARE

For the period of six months ended June 30, 2025, the Company had 880,617 options, 6,053,703 warrants and 4,000,000 earnout shares rights. For the period of six months ended June 30, 2024, the Company had 910,705 options 8,939,019 warrants and 4,000,000 earnout shares rights. These securities were not considered when calculating diluted loss per share since their effect is anti-dilutive.